Discontinued Operations - Schedule of Results of Operations and Assets and Liabilities from Discontinued Operations (Details) (10-K 2018) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 22, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 9,337
Cost of Goods Sold		(2,631)
Gross Profit		6,706
General and administrative expense		(37,035)
Loss before income taxes from Discontinued Operations		(30,329)
Provision for income taxes
Net Loss from Discontinued Operations		$ (30,329)
Amount due to related party			$ (31,100)
Cash			1,525
Inventory			3,520
Equipment, net			4,693
Prepaid Expenses			5,790
Account Payable			(895)
TOTAL			$ (16,467)